Quarterly Report
June 30, 2021
MFS®  Mid Cap Value Fund
MDV-Q3

Portfolio of Investments
6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace & Defense – 3.3%
Howmet Aerospace, Inc. (a)	1,797,592	$61,962,996
KBR, Inc.	4,300,743	164,073,345
L3Harris Technologies, Inc.	700,391	151,389,515
Leidos Holdings, Inc.	1,058,247	106,988,772
		$484,414,628
Airlines – 0.8%
Alaska Air Group, Inc. (a)	1,193,549	$71,982,940
Delta Air Lines, Inc. (a)	1,072,614	46,401,282
		$118,384,222
Apparel Manufacturers – 1.1%
PVH Corp. (a)	663,843	$71,422,868
Skechers USA, Inc., “A” (a)	1,925,711	95,958,179
		$167,381,047
Automotive – 2.0%
Lear Corp.	721,088	$126,392,305
LKQ Corp. (a)	3,415,734	168,122,427
		$294,514,732
Broadcasting – 0.5%
Discovery Communications, Inc., “C” (a)	2,640,426	$76,519,545
Brokerage & Asset Managers – 2.4%
Apollo Global Management, Inc.	2,095,811	$130,359,444
Cboe Global Markets, Inc.	742,367	88,378,791
Raymond James Financial, Inc.	979,142	127,190,546
		$345,928,781
Business Services – 1.5%
Amdocs Ltd.	1,633,303	$126,352,320
Global Payments, Inc.	523,648	98,204,946
		$224,557,266
Cable TV – 0.8%
Liberty Broadband Corp. (a)	670,633	$116,462,127
Chemicals – 2.4%
Celanese Corp.	758,328	$114,962,525
Eastman Chemical Co.	1,535,721	179,295,427
FMC Corp.	517,195	55,960,499
		$350,218,451
Computer Software – 0.4%
McAfee Corp.	2,121,476	$59,443,758
Computer Software - Systems – 1.6%
Verint Systems, Inc. (a)	1,059,898	$47,769,603
Zebra Technologies Corp., “A” (a)	347,769	184,140,208
		$231,909,811
Construction – 5.7%
Armstrong World Industries, Inc.	663,038	$71,117,456
Fortune Brands Home & Security, Inc.	1,041,473	103,741,126
Masco Corp.	1,936,871	114,101,071

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Mid-America Apartment Communities, Inc., REIT	804,936	$135,567,321
Stanley Black & Decker, Inc.	829,350	170,008,456
Toll Brothers, Inc.	2,580,327	149,168,704
Vulcan Materials Co.	515,591	89,748,925
		$833,453,059
Consumer Products – 1.4%
Energizer Holdings, Inc.	1,515,905	$65,153,597
Newell Brands, Inc.	3,232,653	88,800,978
Reynolds Consumer Products, Inc.	1,852,109	56,211,508
		$210,166,083
Consumer Services – 0.5%
Grand Canyon Education, Inc. (a)	893,336	$80,373,440
Containers – 3.3%
Berry Global, Inc. (a)	1,532,025	$99,918,671
Crown Holdings, Inc.	675,887	69,082,410
Graphic Packaging Holding Co.	5,554,762	100,763,383
Owens Corning	1,075,108	105,253,073
WestRock Co.	2,114,983	112,559,395
		$487,576,932
Electrical Equipment – 2.6%
Johnson Controls International PLC	2,829,311	$194,175,614
Sensata Technologies Holding PLC (a)	1,743,464	101,068,608
TE Connectivity Ltd.	683,585	92,427,528
		$387,671,750
Electronics – 3.1%
Corning, Inc.	2,231,984	$91,288,146
Marvell Technology, Inc.	2,458,782	143,420,754
NXP Semiconductors N.V.	675,530	138,970,031
ON Semiconductor Corp. (a)	2,165,235	82,885,196
		$456,564,127
Energy - Independent – 3.6%
Cabot Oil & Gas Corp.	3,023,136	$52,783,955
Devon Energy Corp.	2,965,598	86,565,806
Diamondback Energy, Inc.	1,023,144	96,062,990
Hess Corp.	1,241,623	108,418,520
Pioneer Natural Resources Co.	716,824	116,498,236
Valero Energy Corp.	938,961	73,314,075
		$533,643,582
Engineering - Construction – 0.7%
Quanta Services, Inc.	1,117,716	$101,231,538
Food & Beverages – 3.0%
Archer Daniels Midland Co.	1,378,821	$83,556,553
Coca-Cola Europacific Partners PLC	1,637,437	97,132,763
Ingredion, Inc.	757,835	68,584,068
J.M. Smucker Co.	660,599	85,593,812
Kellogg Co.	1,535,580	98,783,861
		$433,651,057

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.9%
Albertsons Cos., Inc., “A” (l)	3,738,050	$73,490,063
Kroger Co.	1,601,267	61,344,539
		$134,834,602
Gaming & Lodging – 0.5%
Wyndham Hotels & Resorts, Inc.	979,033	$70,774,296
General Merchandise – 0.4%
Dollar Tree, Inc. (a)	538,732	$53,603,834
Insurance – 8.4%
American International Group, Inc.	1,410,043	$67,118,047
Arthur J. Gallagher & Co.	1,257,712	176,180,297
Assurant, Inc.	809,362	126,406,157
Athene Holding Ltd. (a)	1,742,545	117,621,788
Cincinnati Financial Corp.	835,389	97,423,065
Equitable Holdings, Inc.	4,335,456	132,014,635
Everest Re Group Ltd.	401,305	101,132,873
Hanover Insurance Group, Inc.	520,882	70,652,435
Hartford Financial Services Group, Inc.	2,681,792	166,190,650
Reinsurance Group of America, Inc.	707,217	80,622,738
Willis Towers Watson PLC	451,372	103,824,587
		$1,239,187,272
Leisure & Toys – 2.1%
Brunswick Corp.	986,260	$98,251,221
Electronic Arts, Inc.	619,816	89,148,135
Mattel, Inc. (a)	3,530,136	70,955,734
Polaris, Inc.	384,030	52,596,749
		$310,951,839
Machinery & Tools – 4.5%
Eaton Corp. PLC	1,180,984	$174,998,209
Ingersoll Rand, Inc. (a)	1,866,635	91,110,454
ITT, Inc.	927,189	84,921,241
PACCAR, Inc.	1,213,882	108,338,968
Regal Beloit Corp.	816,976	109,074,466
Wabtec Corp.	1,096,236	90,220,223
		$658,663,561
Major Banks – 1.9%
Comerica, Inc.	1,206,885	$86,099,176
KeyCorp	5,416,069	111,841,825
State Street Corp.	1,008,043	82,941,778
		$280,882,779
Medical & Health Technology & Services – 4.0%
AmerisourceBergen Corp.	646,023	$73,963,173
ICON PLC (a)	105,051	21,715,092
Laboratory Corp. of America Holdings (a)	417,125	115,063,931
PRA Health Sciences, Inc. (a)	624,422	103,160,759
Premier, Inc., “A”	1,920,841	66,826,058
Quest Diagnostics, Inc.	721,793	95,255,022
Universal Health Services, Inc.	725,194	106,190,158
		$582,174,193

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.4%
Boston Scientific Corp. (a)	2,002,061	$85,608,128
Dentsply Sirona, Inc.	1,416,991	89,638,851
Hologic, Inc. (a)	937,462	62,547,465
PerkinElmer, Inc.	748,355	115,553,495
Zimmer Biomet Holdings, Inc.	880,824	141,654,116
		$495,002,055
Natural Gas - Distribution – 0.3%
Atmos Energy Corp.	509,988	$49,014,947
Natural Gas - Pipeline – 1.1%
Equitrans Midstream Corp.	1,999,181	$17,013,030
Plains GP Holdings LP	6,447,309	76,980,870
Targa Resources Corp.	1,479,676	65,771,598
		$159,765,498
Network & Telecom – 0.9%
Motorola Solutions, Inc.	582,224	$126,255,274
Oil Services – 0.4%
Halliburton Co.	2,306,598	$53,328,546
Other Banks & Diversified Financials – 7.3%
Discover Financial Services	1,169,173	$138,301,474
East West Bancorp, Inc.	1,026,017	73,555,159
Element Fleet Management Corp.	5,986,170	69,828,992
Northern Trust Corp.	998,984	115,502,530
Prosperity Bancshares, Inc.	1,109,122	79,634,960
Signature Bank	465,453	114,338,530
SLM Corp.	6,191,637	129,652,879
SVB Financial Group (a)	191,347	106,471,211
Umpqua Holdings Corp.	3,915,472	72,240,458
Wintrust Financial Corp.	820,024	62,018,415
Zions Bancorp NA	2,164,891	114,436,138
		$1,075,980,746
Pharmaceuticals – 0.7%
Organon & Co. (a)	1,713,134	$51,839,435
Viatris, Inc.	3,421,354	48,891,148
		$100,730,583
Pollution Control – 0.8%
Republic Services, Inc.	1,019,138	$112,115,371
Real Estate – 6.6%
Annaly Mortgage Management, Inc., REIT	3,659,426	$32,495,703
Boston Properties, Inc., REIT	422,527	48,417,369
Brixmor Property Group, Inc., REIT	4,002,768	91,623,359
Host Hotels & Resorts, Inc., REIT (a)	4,772,955	81,569,801
Life Storage, Inc., REIT	1,650,971	177,231,737
Medical Properties Trust, Inc., REIT	4,209,820	84,617,382
Spirit Realty Capital, Inc., REIT	1,237,686	59,210,898
STAG Industrial, Inc., REIT	1,222,767	45,768,169
Sun Communities, Inc., REIT	732,058	125,474,741
VICI Properties, Inc., REIT	4,094,343	127,006,520
W.P. Carey, Inc., REIT	1,221,922	91,179,820
		$964,595,499

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.4%
Aramark	2,180,688	$81,230,628
Performance Food Group Co. (a)	738,095	35,790,226
Wendy's Co.	3,897,859	91,287,858
		$208,308,712
Specialty Chemicals – 3.5%
Ashland Global Holdings, Inc.	1,038,316	$90,852,650
Axalta Coating Systems Ltd. (a)	3,647,534	111,213,312
Corteva, Inc.	2,635,454	116,882,385
DuPont de Nemours, Inc.	1,520,074	117,668,928
Univar Solutions, Inc. (a)	3,066,344	74,757,467
		$511,374,742
Specialty Stores – 0.6%
Urban Outfitters, Inc. (a)	1,996,219	$82,284,147
Trucking – 0.4%
Knight-Swift Transportation Holdings, Inc.	1,183,979	$53,823,685
Utilities - Electric Power – 7.3%
AES Corp.	4,597,939	$119,868,270
Ameren Corp.	1,103,030	88,286,521
CenterPoint Energy, Inc.	3,949,730	96,847,379
CMS Energy Corp.	1,880,792	111,117,191
Edison International	1,214,235	70,207,068
Eversource Energy	1,384,851	111,120,444
PG&E Corp. (a)	12,483,645	126,958,670
Pinnacle West Capital Corp.	1,435,467	117,665,230
Public Service Enterprise Group, Inc.	2,148,537	128,353,600
Sempra Energy	762,543	101,021,697
		$1,071,446,070
Total Common Stocks		$14,389,164,187
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 0.02% (v)	220,179,615	$220,179,615
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (j)	8,044,856	$8,044,856

Other Assets, Less Liabilities – 0.3%		49,045,426
Net Assets – 100.0%		$14,666,434,084
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $220,179,615 and $14,397,209,043, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$14,389,164,187	$—	$—	$14,389,164,187
Mutual Funds	228,224,471	—	—	228,224,471
Total	$14,617,388,658	$—	$—	$14,617,388,658
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$118,631,462	$1,362,356,154	$1,260,808,001	$11,029	$(11,029)	$220,179,615

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$81,209	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.